Convertible Promissory Notes	9 Months Ended
Sep. 30, 2020
Convertible Promissory Notes [Abstract]
Convertible promissory notes
13. Convertible Promissory Notes
On February 3, 2018, the Company issued US$9,000 (equivalent to approximately RMB59,704) convertible promissory notes (“2018 Notes”) to an investor of Series
A-3
Preferred Shares at an annual interest rate of 0%, maturing on 36 months after the issuance date. Under the agreement, the holder of the 2018 Notes may convert the 2018 Notes outstanding principal amount into Series
B-1
Preferred Shares at the conversion price being lower of US$10 per share and fair market value at any time prior to the maturity date. Alternatively, the 2018 Notes shall be automatically converted into the Company’s Series B Preferred Shares upon the maturity. As the fair value of the Company’s ordinary shares on February 3, 2018 of US$3.96 was equal to the effective conversion price (being lower of US$10 per share and fair market value), the Company did not record a BCF. In December 2020, the Group issued 900,000 ordinary shares to Genexine, Inc. upon the full conversion of the 2018 Notes with the conversion price of US$10 per share.